Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Statement of Cash Flows [Abstract]
Net cash used in operating activities	¥ (169,500)	$ (23,661)	¥ (11,088)
Cash flows from investing activity:
Purchase of property, equipment and software, and other non-current assets			(7)
Net cash used in investing activity			(7)
Cash flows from financing activities:
Cash received from borrowings	2,000	279	18,000
Repayments of short-term borrowings	(3,100)	(433)	(10,787)
Proceeds of offering, net of listing fee	165,295	23,074
Net cash generated from financing activities	164,195	22,920	7,213
Effect of exchange rate changes on cash, cash equivalents and restricted cash	47	7	(2,763)
Net decrease in cash, cash equivalents and restricted cash	(5,258)	(734)	(6,645)
Cash, cash equivalents and restricted cash at beginning of the period	10,340	1,444	15,993
Including:
Cash and cash equivalents at the beginning of the period	6,296	879	9,564
Restricted cash at the beginning of the period	4,044	565	6,429
Cash, cash equivalents and restricted cash at end of the period	5,082	710	9,348
Including:
Cash and cash equivalents at the end of the period	1,073	150	5,009
Restricted cash at the end of the period	4,009	560	4,339
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(764)	(107)	(465)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities			¥ 191